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                   PINNACLE FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    ISSUED BY
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   THROUGH ITS
                               SEPARATE ACCOUNT II

                       SUPPLEMENT DATED SEPTEMBER 27, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 2000


     Effective September 27, 2000, the subaccounts of Separate Account II of National Integrity Life Insurance Company that hold shares of Select Ten Plus Fund, LLC will no longer accept new contributions.